Operations - Liquidity (Details) ¥ in Thousands, $ in Thousands, $ in Billions	1 Months Ended		9 Months Ended			12 Months Ended
	Nov. 30, 2021 CNY (¥)	Nov. 30, 2021 USD ($)	Sep. 30, 2022 CNY (¥)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 HKD ($)	Sep. 30, 2022 USD ($)
Issuance of preferred shares
Net losses			¥ (6,010,617)	$ (844,959)	¥ (4,712,972)
Net cash (used in)/provided by operating activities			(3,204,114)	$ (450,425)	¥ (2,024,278)
Accumulated deficit			¥ (19,973,663)			¥ (13,971,304)			$ (2,807,853)
Net proceeds from the offering, after deducting commissions and offerings expenses						19,300,000		$ 22.9
Convertible senior notes (the "December 2026 Notes") due December 2026 [Member]
Issuance of preferred shares
Proceeds from issuance of Long-term Debt, net of issuance cost	¥ 10,100,000	$ 1,576,600				¥ 10,100,000	$ 1,576,600